Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Provision for vacation pay	$ 42,188	$ 39,185
Contingent purchase obligation	49,282	30,798
Accrued expenses on evacuation	3,090	28,347
Provision for losses on long-term contracts	20,482	6,858
Derivative financial instruments	54,480	24,545
Accounts payables	41,272	0
Compensated absences	13,056	4,094
Other	24,046	21,783
Other long-term liabilities	$ 247,896	$ 155,610